Note 24 - Current allowances and provisions - Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Values at the beginning of the year		$ 12,279	$ 17,017
Translation differences		(739)	(980)
Increase due to business combinations	[1]		514
Additional provisions		11,102	11,479
Reclassifications		(4,014)	(557)
Used		(9,306)	(15,194)
Values at the end of the year		9,322	12,279
Sales risks [member]
Disclosure of other provisions [line items]
Values at the beginning of the year		1,795	5,867
Translation differences		(3)	(5)
Increase due to business combinations	[1]		116
Additional provisions		3,506	9,728
Reclassifications		0	0
Used		(3,830)	(13,911)
Values at the end of the year		1,468	1,795
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Values at the beginning of the year	[2]	10,484	11,150
Translation differences	[2]	(736)	(975)
Increase due to business combinations	[1],[2]		398
Additional provisions	[2]	7,596	1,751
Reclassifications	[2]	(4,014)	(557)
Used	[2]	(5,476)	(1,283)
Values at the end of the year	[2]	$ 7,854	$ 10,484

[1]	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.
[2]	Other claims and contingencies mainly include lawsuits and other legal proceedings, including employee, tax and environmental-related claims.